UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-22946

                        Guggenheim Strategy Funds Trust
                        -------------------------------
               (Exact name of registrant as specified in charter)

                       805 King Farm Boulevard, Suite 600
                              Rockville, MD 20850
                              -------------------
                    (Address of principal executive office)

                             Donald C. Cacciapaglia
                       805 King Farm Boulevard, Suite 600
                              Rockville, MD 20850
                              -------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 301-296-5100

Date of fiscal year end:  09/30

Date of reporting period: 7/1/2014-6/30/2015

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22946

Reporting Period: 07/01/2014 - 06/30/2015

Guggenheim Strategy Funds Trust







========================== Guggenheim Strategy Fund I ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= Guggenheim Strategy Fund II ==========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



========================= Guggenheim Strategy Fund III =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



==================== Guggenheim Variable Strategy Fund III =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot marked 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation 'N/A' is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategy Funds Trust
-------------------------------
(Registrant)

By       /s/ Donald C. Cacciapaglia
         --------------------------
         Donald C. Cacciapaglia
         President and Chief Executive Officer

Date August 13, 2015